CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance [Member] shares	Class A ordinary shares shares	Class B ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Class B ordinary shares CNY (¥) shares	Common Stock CNY (¥) shares	Preferred Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Receivables from Stockholder [Member] CNY (¥)	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	USD ($)	CNY (¥)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASC 606					¥ 1				¥ 468,352								¥ 318,824				¥ 787,177							¥ 787,177
Balance at Dec. 31, 2017					¥ 1				468,352								318,824				787,177							787,177
Balance (in shares) at Dec. 31, 2017 | shares					48,392,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASC 606			¥ 1	¥ 1	¥ 1		¥ 1,170,956		1,170,956		¥ (2,700)		¥ (2,700)	¥ (255,730)	¥ 784,713		1,040,443	¥ (255,730)	¥ 1,952,970		2,208,700	¥ 8,526		¥ 8,526	¥ (255,730)	¥ 1,961,496		2,217,226
Modification of Series A, A+ and B preferred shares						¥ 18,856															18,856							18,856
Modification of Series A preferred shares (in shares) | shares				35,071,400		9,146,250
Conversion of ordinary shares to Class B ordinary shares				¥ 1	¥ (1)
Conversion of ordinary shares to Class B ordinary shares (in shares) | shares					(35,071,400)
Conversion of ordinary shares to Class A ordinary shares (in shares) | shares		13,320,650			(13,320,650)
Conversion of preferred shares to Class A ordinary shares						¥ (18,856)			268,910												250,054							250,054
Conversion of preferred shares to Class A ordinary shares (in shares) | shares		17,098,700				(9,146,250)
Issuance of ordinary shares upon Initial Public Offering ("IPO") and underwriters' exercise of over-allotment, net of issuance costs									286,403												286,403							286,403
Issuance of ordinary shares upon Initial Public Offering ("IPO") and underwriters' exercise of over-allotment, net of issuance costs (in shares) | shares		4,956,427
Establishment of a subsidiary																								4,900				4,900
Acquisition of a subsidiary																								615				615
Share-based compensation									147,291												147,291							147,291
Other Comprehensive loss										¥ (2,700)											(2,700)							(2,700)
Net income																	601,619				601,619			3,011				604,630
Reversal of accretion on Series C preferred shares																	120,000				120,000							120,000
Balance at Dec. 31, 2018			¥ 1	¥ 1			1,170,956		1,170,956		(2,700)		(2,700)	(255,730)	784,713		1,040,443	(255,730)	1,952,970		2,208,700	8,526		8,526	(255,730)	1,961,496		2,217,226
Balance (in shares) at Dec. 31, 2018 | shares	35,375,777	35,375,777	35,071,400	35,071,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASC 606			¥ 1	¥ 1			1,170,956		1,170,956		(2,700)		(2,700)	(255,730)	784,713		1,040,443	(255,730)	1,952,970		2,208,700	8,526		8,526	(255,730)	1,961,496		2,217,226
Adoption of ASC 606			¥ 1	1			¥ 1,170,956		1,235,752		¥ (2,700)		(2,510)	¥ (255,730)	¥ 784,713		1,038,323	¥ (255,730)	¥ 1,952,970		2,271,566	¥ 8,526		6,139	¥ (255,730)	¥ 1,961,496		2,277,705
Dividends declared by a subsidiary																								(6,646)				(6,646)
Exercise of restricted shares (in shares) | shares		14,278
Disposal of a subsidiary																								(5,373)				(5,373)
Share-based compensation									64,796												64,796							64,796
Other Comprehensive loss													190								190							190
Net income																	253,610				253,610			9,632				263,242
Balance at Dec. 31, 2019				¥ 1					1,235,752				(2,510)				1,038,323				2,271,566			6,139				2,277,705
Balance (in shares) at Dec. 31, 2019 | shares		35,390,055		35,071,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASC 606				¥ 1					1,235,752				(2,510)				1,038,323				2,271,566			6,139				2,277,705
Adoption of ASC 606				1				$ 190,321	1,241,845			$ (385)	(2,510)			$ 49,923	325,750			$ 239,859	1,565,086		$ 614	4,006			$ 240,473	1,569,092
Dividends declared by a subsidiary																								(362)				(362)
Disposal of a subsidiary																								(1)				(1)
Share-based compensation									6,093												6,093							6,093
Net income																	(712,573)				(712,573)			(1,770)			(109,478)	(714,343)
Balance at Dec. 31, 2020				¥ 1				190,321	1,241,845			(385)	(2,510)			49,923	325,750			239,859	1,565,086		614	4,006			240,473	1,569,092
Balance (in shares) at Dec. 31, 2020 | shares		35,390,055		35,071,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASC 606				¥ 1				$ 190,321	¥ 1,241,845			$ (385)	¥ (2,510)			$ 49,923	¥ 325,750			$ 239,859	¥ 1,565,086		$ 614	¥ 4,006			$ 240,473	¥ 1,569,092